Property and equipment, net	12 Months Ended
Dec. 31, 2025
Property and equipment, net
Property and equipment, net
6.	Property and equipment, net

	As of December 31,
	2024	2025
	RMB	RMB
Cost:
Buildings	20,496,536	21,675,499
Furniture, fixtures and equipment	3,700,956	3,847,020
Leasehold improvements	1,608,217	1,686,600
Motor vehicles	30,662	31,961
Software	128,253	125,095
Construction in progress	600,374	201,998
Sub-total	26,564,998	27,568,173
Less: Accumulated depreciation	(7,653,439)	(8,915,274)
Less: Accumulated impairment	(618,788)	(341,366)
Property and equipment, net	18,292,771	18,311,533

Depreciation expenses charged were RMB1,299.4 million, RMB1,418.5 million and RMB1,526.5 million for the years ended December 31, 2023, 2024 and 2025, respectively.

During the year ended December 31, 2023, the Group identified impairment indicator for its leasehold improvements and furniture related to offline shops and city outlets due to their declining performance and recognized an impairment loss of RMB20,584 related to leasehold improvement and RMB135,657 related to ROU assets as disclosed in Note 14.

No impairment indicator was identified and no impairment losses were recognized during the years ended December 31, 2024 and 2025. During the year ended December 31, 2025, certain fully impaired transit warehouses and leasehold improvements related to offline shops with a total accumulated impairment loss of RMB277,422 were written off as the Group has determined that it is not probable for the balance to be recovered.